Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Loss [Abstract]
Revenues	$ 847
Research and development expenses	5,285
General and administrative expenses	2,956
Operating loss	7,394
Other income	(534)
Financial expenses	1,102
Financial income	(2,999)
Total Financial income, net	(1,897)
Loss before taxes on income	4,963
Taxes on income	30
Net loss	4,993
Other comprehensive loss:
Adjustments arising from translating financial statements of foreign operations	27
Remeasurement loss from defined benefit plans
Total other comprehensive	27
Total comprehensive loss	5,020
Net loss Attributable to:
Equity holders of the Company	4,981
Non-controlling interests	12
Net loss	4,993
Total comprehensive loss attributable to:
Equity holders of the Company	5,015
Non-controlling interests	5
Total comprehensive loss	$ 5,020
Net loss per share attributable to equity holders of the Company:
Basic and diluted net loss per share	$ 0.15
NIS
Consolidated Statements of Comprehensive Loss [Abstract]
Revenues	$ 2,936	$ 652	$ 643
Research and development expenses	18,322	23,380	15,052
General and administrative expenses	10,249	10,483	10,633
Operating loss	25,635	33,211	25,042
Other income	(1,853)
Financial expenses	3,822	685	2,203
Financial income	(10,397)	(6,999)	(7,492)
Total Financial income, net	(6,575)	(6,314)	(5,289)
Loss before taxes on income	17,207	26,897	19,753
Taxes on income	104	112	17
Net loss	17,311	27,009	19,770
Other comprehensive loss:
Adjustments arising from translating financial statements of foreign operations	95	33	1
Remeasurement loss from defined benefit plans			385
Total other comprehensive	95	33	386
Total comprehensive loss	17,406	27,042	20,156
Net loss Attributable to:
Equity holders of the Company	17,269	26,532	18,726
Non-controlling interests	42	477	1,044
Net loss	17,311	27,009	19,770
Total comprehensive loss attributable to:
Equity holders of the Company	17,388	26,559	19,112
Non-controlling interests	18	483	1,044
Total comprehensive loss	$ 17,406	$ 27,042	$ 20,156
Net loss per share attributable to equity holders of the Company:
Basic and diluted net loss per share	$ 0.53	$ 0.96	$ 0.81